Risk Management and Derivative Instruments (Details)	12 Months Ended
Dec. 31, 2012 MMBTU
2013 [Member] | Natural Gas Derivative Contracts Fixed price swap contracts [Member]
Open commodity positions
Average Monthly Volume (MMBtu)	957,672
Weighted-average fixed price	4.30
2013 [Member] | Natural Gas Derivative Contracts Collar contracts [Member]
Open commodity positions
Average Monthly Volume (MMBtu)	855,500
Weighted-average floor price	4.81
Weighted-average ceiling price	5.87
2013 [Member] | Natural Gas Derivative Contracts Call spreads [Member]
Open commodity positions
Average Monthly Volume (MMBtu)	430,000
Weighted-average sold strike price	4.59
Weighted-average bought strike price	5.84
2013 [Member] | Natural Gas Derivative Contracts Basis swaps [Member]
Open commodity positions
Average Monthly Volume (MMBtu)	813,432
Spread	(0.11)
2013 [Member] | Crude Oil Derivative Contracts Fixed price swap contracts [Member]
Open commodity positions
Average Monthly Volume (Bbls)	70,632
Weighted-average fixed price	103.32
2013 [Member] | Crude Oil Derivative Contracts Collar contracts [Member]
Open commodity positions
Average Monthly Volume (Bbls)	34,750
Weighted-average floor price	85.01
Weighted-average ceiling price	108.63
2013 [Member] | Crude Oil Derivative Contracts Call contracts [Member]
Open commodity positions
Average Monthly Volume (Bbls)	10,000
Weighted-average fixed price	115.00
2013 [Member] | NGL Derivative Contracts Fixed price swap contracts [Member]
Open commodity positions
Average Monthly Volume (Bbls)	30,805
Weighted-average fixed price	53.19
2014 [Member] | Natural Gas Derivative Contracts Fixed price swap contracts [Member]
Open commodity positions
Average Monthly Volume (MMBtu)	1,342,125
Weighted-average fixed price	4.30
2014 [Member] | Natural Gas Derivative Contracts Collar contracts [Member]
Open commodity positions
Average Monthly Volume (MMBtu)	300,000
Weighted-average floor price	5.08
Weighted-average ceiling price	6.31
2014 [Member] | Natural Gas Derivative Contracts Call spreads [Member]
Open commodity positions
Average Monthly Volume (MMBtu)	120,000
Weighted-average sold strike price	5.08
Weighted-average bought strike price	6.31
2014 [Member] | Natural Gas Derivative Contracts Basis swaps [Member]
Open commodity positions
Average Monthly Volume (MMBtu)	1,318,750
Spread	(0.09)
2014 [Member] | Crude Oil Derivative Contracts Fixed price swap contracts [Member]
Open commodity positions
Average Monthly Volume (Bbls)	35,102
Weighted-average fixed price	94.27
2014 [Member] | Crude Oil Derivative Contracts Collar contracts [Member]
Open commodity positions
Average Monthly Volume (Bbls)	56,958
Weighted-average floor price	90.87
Weighted-average ceiling price	107.33
2014 [Member] | NGL Derivative Contracts Fixed price swap contracts [Member]
Open commodity positions
Average Monthly Volume (Bbls)	16,300
Weighted-average fixed price	58.91
2015 [Member] | Natural Gas Derivative Contracts Fixed price swap contracts [Member]
Open commodity positions
Average Monthly Volume (MMBtu)	1,156,112
Weighted-average fixed price	4.28
2015 [Member] | Natural Gas Derivative Contracts Collar contracts [Member]
Open commodity positions
Average Monthly Volume (MMBtu)	200,000
Weighted-average floor price	5.25
Weighted-average ceiling price	6.75
2015 [Member] | Natural Gas Derivative Contracts Call spreads [Member]
Open commodity positions
Average Monthly Volume (MMBtu)	80,000
Weighted-average sold strike price	5.25
Weighted-average bought strike price	6.75
2015 [Member] | Crude Oil Derivative Contracts Fixed price swap contracts [Member]
Open commodity positions
Average Monthly Volume (Bbls)	12,031
Weighted-average fixed price	90.29
2015 [Member] | Crude Oil Derivative Contracts Collar contracts [Member]
Open commodity positions
Average Monthly Volume (Bbls)	50,000
Weighted-average floor price	89.00
Weighted-average ceiling price	103.31
2016 [Member] | Natural Gas Derivative Contracts Fixed price swap contracts [Member]
Open commodity positions
Average Monthly Volume (MMBtu)	1,113,275
Weighted-average fixed price	4.53
2016 [Member] | Crude Oil Derivative Contracts Fixed price swap contracts [Member]
Open commodity positions
Average Monthly Volume (Bbls)	11,013
Weighted-average fixed price	90.39
2016 [Member] | Crude Oil Derivative Contracts Collar contracts [Member]
Open commodity positions
Average Monthly Volume (Bbls)	44,000
Weighted-average floor price	85.00
Weighted-average ceiling price	103.40
2017 [Member] | Natural Gas Derivative Contracts Fixed price swap contracts [Member]
Open commodity positions
Average Monthly Volume (MMBtu)	1,020,067
Weighted-average fixed price	4.30
2017 [Member] | Crude Oil Derivative Contracts Fixed price swap contracts [Member]
Open commodity positions
Average Monthly Volume (Bbls)	10,000
Weighted-average fixed price	88.30
2017 [Member] | Crude Oil Derivative Contracts Collar contracts [Member]
Open commodity positions
Average Monthly Volume (Bbls)	42,000
Weighted-average floor price	85.00
Weighted-average ceiling price	99.90
2018 [Member] | Natural Gas Derivative Contracts Fixed price swap contracts [Member]
Open commodity positions
Average Monthly Volume (MMBtu)	900,000
Weighted-average fixed price	4.75